Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024		$ 8,047,695	[1]		[1]	[1]	$ 21,592,418	$ (28,501,074)	$ 140,879	$ 1,279,918
Balance, shares at Dec. 31, 2024	[1]	385,420		14,286
Foreign currency translation			[1]		[1]	[1]			(211,494)	(211,494)
Net loss for the period			[1]		[1]	[1]		(4,444,519)		(4,444,519)
Issuance of ordinary shares to acquire equity-method investment			[1]		[1]	[1]	1,875,000			1,875,000
Issuance of ordinary shares to acquire equity-method investment, shares	[1]	75,000
Issuance of ordinary shares for the offerings			[1]		[1]	[1]	9,176,098			9,176,098
Issuance of ordinary shares for the offerings, shares	[1]	2,003,515
Balance at Jun. 30, 2025		$ 8,047,695	[1]		[1]	[1]	32,643,516	(32,945,593)	(70,615)	7,675,003
Balance, shares at Jun. 30, 2025	[1]	2,463,935		14,286
Balance at Dec. 31, 2025		$ 8,047,695	[1]		[1]	[1]	$ 33,123,116	$ (37,112,711)	$ 79,296	$ 4,137,396	[2]
Balance, shares at Dec. 31, 2025	[1]	2,736,435		14,286
Shares issued in lieu of fractional shares upon share consolidation			[1]		[1]	[1]
Shares issued in lieu of fractional shares upon share consolidation, shares	[1]	$ 14,349
Foreign currency translation			[1]		[1]	[1]			$ 16,110	$ 16,110
Net loss for the period			[1]		[1]	[1]		(254,213)		(254,213)
Balance at Jun. 30, 2026		$ 8,047,695	[1]		[1]	[1]	$ 33,123,116	$ (37,366,924)	$ 95,406	$ 3,899,293	[2]
Balance, shares at Jun. 30, 2026	[1]	2,750,784		14,286

[1]	The unaudited condensed consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.
[2]	The unaudited condensed consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.